UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2011



[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA MONEY MARKET FUND
       JANUARY 31, 2011

 ===============================================

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

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FUND OBJECTIVE

HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

--------------------------------------------------------------------------------

FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result--a divided Congress--seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

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2  | USAA MONEY MARKET FUND

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Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period ended January 31, 2011, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.02%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

o   WHAT WERE MARKET CONDITIONS AND HOW DID THEY AFFECT THE FUND DURING THE
    PERIOD?

    The U.S. economy improved during the reporting period, but the recovery progressed in fits and starts. Unemployment remained high and the housing market stumbled, keeping a lid on consumer spending. Responding to what it perceived as weaker conditions, the Federal Reserve (the Fed) announced a second round of quantitative easing (QE2), which ultimately drove longer-term yields higher.

    Short-term interest rates, however, remained at historic lows as the Fed continued to hold the federal funds target rate (the interest rate on overnight loans between banks) in a range of 0% to 0.25%. More stringent regulations on money market funds during 2010 intensified

    Refer to page 8 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

    the demand for short-term investments, which also served to depress yields.

    With short-term rates at historic lows, numerous issuers reduced their reliance on the money markets and shifted to longer-term financing. As a result, some of the investment securities owned by the Fund were redeemed, requiring us to reinvest at times in lower yielding securities.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We prefer to invest in high-quality securities that offer attractive relative value, particularly those we believe have been overlooked by investors. Typically, when interest rates are low, we look for opportunities in longer maturity instruments. However, despite the modest increase in longer-term rates, we found the difference in long- and short-term yields to be marginal at best.

    We focused instead on variable-rate demand notes (VRDNs), which offered competitive yields compared to many other instruments and provide the Fund with considerable liquidity. The VRDNs owned by the Fund generally have interest rates that reset daily or weekly and also have a demand feature that allows us to sell them back to issuers at par value (100% face value) with a notice of seven days or less. The demand feature is often backed by liquidity provided by a financial institution. When interest rates rise, VRDNs will allow us to capture higher yields quickly.

    As always, our team of experienced research analysts helped us evaluate the credit or structural risk posed by certain issuers and securities. The Fund's weighted average maturity (WAM) remained short, having increased by only six days since the beginning of the reporting period.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

o   WHAT IS THE OUTLOOK?

    The economic recovery is likely to continue at a slow and gradual pace. Without a surge in inflation, we do not believe the Fed is under pressure to raise short-term interest rates or hastily suspend its quantitative easing methods. In fact, near the end of the reporting period, the central bank reiterated its commitment to low rates. We expect Fed action to be tempered by the somber U.S. budget outlook, the weak housing and commercial real estate markets, and the high level of joblessness. With these factors continuing to weigh on consumer sentiment, we believe it could be mid-2011 before the Fed considers changing course.

    In this low interest rate environment, we will continue to manage the Fund to preserve your principal while maximizing the income you receive. Once interest rates begin to rise, we will look for attractive opportunities to extend the Fund's weighted average maturity.

    Thank you for your continued confidence in us.

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6  | USAA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (Symbol: USAXX)

--------------------------------------------------------------------------------
                                          1/31/11                    7/31/10
--------------------------------------------------------------------------------
Net Assets                           $5,078.7 Million           $5,317.2 Million
Net Asset Value Per Share                  $1.00                      $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                     18 Days                    12 Days

(+)Dollar weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/11
--------------------------------------------------------------------------------
7/31/10 to 1/31/11*       1 YEAR        5 YEARS       10 YEARS     7-DAY YIELD
      0.02%                0.02%         2.56%          2.26%         0.01%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                   USAA MONEY                          IMONEYNET
                                   MARKET FUND                          AVERAGE
 1/26/2010                            $0.02                              $0.01
 2/23/2010                             0.02                               0.01
 3/30/2010                             0.02                               0.01
 4/27/2010                             0.02                               0.01
 5/25/2010                             0.02                               0.01
 6/29/2010                             0.02                               0.01
 7/27/2010                             0.02                               0.01
 8/31/2010                             0.02                               0.01
 9/28/2010                             0.02                               0.01
10/26/2010                             0.02                               0.01
11/30/2010                             0.02                               0.01
12/28/2010                             0.02                               0.01
 1/25/2011                             0.02                               0.01

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 1/25/11.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                   USAA MONEY
                                                  MARKET FUND
 1/31/2001                                        $10,000.00
 2/28/2001                                         10,042.94
 3/31/2001                                         10,085.59
 4/30/2001                                         10,127.01
 5/31/2001                                         10,164.33
 6/30/2001                                         10,196.29
 7/31/2001                                         10,228.98
 8/31/2001                                         10,257.77
 9/30/2001                                         10,281.83
10/31/2001                                         10,304.64
11/30/2001                                         10,323.44
12/31/2001                                         10,339.48
 1/31/2002                                         10,354.18
 2/28/2002                                         10,366.98
 3/31/2002                                         10,381.02
 4/30/2002                                         10,394.85
 5/31/2002                                         10,409.56
 6/30/2002                                         10,421.96
 7/31/2002                                         10,435.25
 8/31/2002                                         10,449.34
 9/30/2002                                         10,461.43
10/31/2002                                         10,474.79
11/30/2002                                         10,486.60
12/31/2002                                         10,497.12
 1/31/2003                                         10,507.68
 2/28/2003                                         10,516.56
 3/31/2003                                         10,524.79
 4/30/2003                                         10,533.27
 5/31/2003                                         10,542.16
 6/30/2003                                         10,549.21
 7/31/2003                                         10,555.33
 8/31/2003                                         10,561.63
 9/30/2003                                         10,567.37
10/31/2003                                         10,573.59
11/30/2003                                         10,578.80
12/31/2003                                         10,584.73
 1/31/2004                                         10,590.13
 2/29/2004                                         10,595.32
 3/31/2004                                         10,600.72
 4/30/2004                                         10,606.48
 5/31/2004                                         10,611.61
 6/30/2004                                         10,617.63
 7/31/2004                                         10,625.17
 8/31/2004                                         10,633.91
 9/30/2004                                         10,644.18
10/31/2004                                         10,655.89
11/30/2004                                         10,668.81
12/31/2004                                         10,685.36
 1/31/2005                                         10,700.95
 2/28/2005                                         10,717.54
 3/31/2005                                         10,737.42
 4/30/2005                                         10,758.87
 5/31/2005                                         10,780.93
 6/30/2005                                         10,804.51
 7/31/2005                                         10,830.23
 8/31/2005                                         10,857.54
 9/30/2005                                         10,887.72
10/31/2005                                         10,916.92
11/30/2005                                         10,948.96
12/31/2005                                         10,986.55
 1/31/2006                                         11,019.83
 2/28/2006                                         11,054.13
 3/31/2006                                         11,095.86
 4/30/2006                                         11,132.58
 5/31/2006                                         11,174.77
 6/30/2006                                         11,219.77
 7/31/2006                                         11,262.09
 8/31/2006                                         11,308.27
 9/30/2006                                         11,354.60
10/31/2006                                         11,399.60
11/30/2006                                         11,444.80
12/31/2006                                         11,494.83
 1/31/2007                                         11,538.92
 2/28/2007                                         11,581.50
 3/31/2007                                         11,630.23
 4/30/2007                                         11,674.46
 5/31/2007                                         11,721.97
 6/30/2007                                         11,769.40
 7/31/2007                                         11,815.52
 8/31/2007                                         11,868.86
 9/30/2007                                         11,911.66
10/31/2007                                         11,958.05
11/30/2007                                         12,003.55
12/31/2007                                         12,047.16
 1/31/2008                                         12,086.42
 2/29/2008                                         12,118.50
 3/31/2008                                         12,146.78
 4/30/2008                                         12,174.82
 5/31/2008                                         12,203.51
 6/30/2008                                         12,227.79
 7/31/2008                                         12,252.21
 8/31/2008                                         12,277.55
 9/30/2008                                         12,308.99
10/31/2008                                         12,351.27
11/30/2008                                         12,373.93
12/31/2008                                         12,394.44
 1/31/2009                                         12,409.70
 2/28/2009                                         12,421.89
 3/31/2009                                         12,434.73
 4/30/2009                                         12,446.31
 5/31/2009                                         12,459.01
 6/30/2009                                         12,470.34
 7/31/2009                                         12,480.31
 8/31/2009                                         12,486.83
 9/30/2009                                         12,491.25
10/31/2009                                         12,494.35
11/30/2009                                         12,495.93
12/31/2009                                         12,498.86
 1/31/2010                                         12,499.05
 2/28/2010                                         12,499.15
 3/31/2010                                         12,499.25
 4/30/2010                                         12,499.36
 5/31/2010                                         12,499.46
 6/30/2010                                         12,499.57
 7/31/2010                                         12,499.68
 8/31/2010                                         12,499.78
 9/30/2010                                         12,499.88
10/31/2010                                         12,499.99
11/30/2010                                         12,500.09
12/31/2010                                         12,501.60
 1/31/2011                                         12,501.70

                                   [END CHART]

                    Data from 1/31/01 through 1/31/11.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For seven-day yield information, please refer to the Fund's investment overview page.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                         o PORTFOLIO MIX -- 1/31/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 79.1%
COMMERCIAL PAPER                                                           13.4%
FIXED-RATE INSTRUMENTS                                                      4.1%
PUT BONDS                                                                   0.9%
ADJUSTABLE-RATE NOTES                                                       0.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-30.

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (4.1%)

            GENERAL OBLIGATION (1.8%)
  $ 5,000   Houston                                                    0.32%        2/02/2011   $    5,000
   45,350   South Carolina Association of Governmental
             Organizations                                             0.75         3/01/2011       45,361
    2,000   South Euclid                                               1.00         3/29/2011        2,001
    8,595   South Euclid                                               1.00         9/28/2011        8,609
   30,000   State of Texas                                             2.00         8/31/2011       30,286
                                                                                                ----------
                                                                                                    91,257
                                                                                                ----------
            SALES TAX (2.3%)
   70,000   Dallas Area Rapid Transit                                  0.31         3/24/2011       70,000
   50,000   Dallas Area Rapid Transit                                  0.36         7/07/2011       50,000
                                                                                                ----------
                                                                                                   120,000
                                                                                                ----------
            Total Fixed-Rate Instruments (cost: $211,257)                                          211,257
                                                                                                ----------
            COMMERCIAL PAPER (13.4%)
            AEROSPACE & DEFENSE (0.5%)
   25,000   Honeywell International(a),(b)                             0.28         3/30/2011       24,989
                                                                                                ----------
            AIRPORT/PORT (0.2%)
    9,900   San Jose International Airport (LOC - Lloyds
             TSB Bank plc)                                             0.28         2/04/2011        9,900
                                                                                                ----------
            DIVERSIFIED BANKS (0.5%)
   27,349   Gotham Funding Corp., ABS(a),(b)                           0.25         2/08/2011       27,348
                                                                                                ----------
            EDUCATION (3.4%)
   30,000   Board of Regents of Univ. of Texas                         0.26         2/03/2011       30,000
   40,000   Board of Regents of Univ. of Texas                         0.28         5/24/2011       40,000
   20,000   Board of Trustees of Michigan State Univ.                  0.27         2/03/2011       20,000
   17,600   Cornell Univ.                                              0.25         2/08/2011       17,599
   15,500   Cornell Univ.                                              0.25         3/17/2011       15,495
   11,900   John Hopkins Univ.                                         0.32         3/10/2011       11,900
   20,000   Yale Univ.                                                 0.21         3/04/2011       19,996
   15,150   Yale Univ.                                                 0.22         3/18/2011       15,146
                                                                                                ----------
                                                                                                   170,136
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            EDUCATION SERVICES (0.7%)
  $15,000   Baylor Univ.                                               0.25%        2/22/2011   $   14,998
   10,000   Baylor Univ.                                               0.25         2/23/2011        9,999
   10,000   Baylor Univ.                                               0.25         2/24/2011        9,998
                                                                                                ----------
                                                                                                    34,995
                                                                                                ----------
            ELECTRIC/GAS UTILITIES (1.1%)
   10,000   Nebraska Public Power District                             0.24         3/07/2011        9,998
   20,000   New York Power Auth.                                       0.27         3/15/2011       19,994
   28,099   New York Power Auth.                                       0.30         5/25/2011       28,072
                                                                                                ----------
                                                                                                    58,064
                                                                                                ----------
            GENERAL OBLIGATION (1.2%)
   38,500   Texas Public Finance Auth.                                 0.27         2/03/2011       38,500
    8,500   Texas Public Finance Auth.                                 0.30         2/11/2011        8,500
   11,800   Texas Public Finance Auth.                                 0.33         4/08/2011       11,800
                                                                                                ----------
                                                                                                    58,800
                                                                                                ----------
            HOSPITAL (4.1%)
   50,649   Catholic Health Initiatives                                0.34         2/17/2011       50,649
   58,400   Catholic Health Initiatives                                0.39         3/17/2011       58,400
   36,650   Catholic Health Initiatives                                0.32         3/31/2011       36,650
   15,000   Catholic Health Initiatives                                0.40         4/06/2011       15,000
   37,100   Catholic Health Initiatives                                0.39         6/21/2011       37,100
    8,870   Catholic Health Initiatives                                0.40         7/19/2011        8,870
                                                                                                ----------
                                                                                                   206,669
                                                                                                ----------
            MUNICIPAL FINANCE (0.9%)
   45,000   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)              0.32         3/10/2011       45,000
                                                                                                ----------
            REAL ESTATE OPERATING COMPANIES (0.5%)
   27,900   Medical Building Funding Corp. IX, LLC
             (LOC - Bank of Nova Scotia)(LOC - KBC Bank, N.V.)         0.58         2/02/2011       27,900
                                                                                                ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.3%)
   15,000   Regional Transportation Auth. (LOC - JPMorgan
             Chase Bank, N.A.)                                         0.35         5/24/2011       15,000
                                                                                                ----------
            Total Commercial Paper (cost: $678,801)                                                678,801
                                                                                                ----------
            PUT BONDS (0.9%)

            BUILDINGS (0.8%)
   44,000   New York Liberty Dev Corp.                                 0.35        12/01/2049       44,000
                                                                                                ----------
            EDUCATION SERVICES (0.1%)
    3,750   Kent County (LOC - PNC Bank, N.A.)                         0.50        12/01/2038        3,750
                                                                                                ----------
            Total Put Bonds (cost: $47,750)                                                         47,750
                                                                                                ----------

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (79.1%)

            AGRICULTURAL PRODUCTS (0.2%)
  $ 5,310   Bybee Foods, LLC (LOC - Key Bank, N.A.)                    0.80%       11/01/2026   $    5,310
    4,005   Yakima County Public Corp. (LOC - Key Bank, N.A.)          0.83         4/01/2018        4,005
                                                                                                ----------
                                                                                                     9,315
                                                                                                ----------
            AIRLINES (0.7%)
   35,000   Chicago-O'Hare International Airport
             (LOC - Bayerische Landesbank)                             0.29         5/01/2035       35,000
                                                                                                ----------
            AIRPORT SERVICES (0.7%)
   22,310   Holland-Sheltair Aviation Funding, LLC
             (LOC - Federal Home Loan Bank of Atlanta)                 0.30         5/01/2035       22,310
   14,135   Holland-Sheltair Aviation Funding, LLC
             (LOC - Federal Home Loan Bank of Atlanta)                 0.30         5/01/2048       14,135
                                                                                                ----------
                                                                                                    36,445
                                                                                                ----------
            AIRPORT/PORT (1.3%)
    8,900   Chicago Midway Airport (LOC - JPMorgan Chase
             Bank, N.A.)                                               0.29         1/01/2025        8,900
   28,700   Clark County (LOC - Bayerische Landesbank)                 0.31         7/01/2029       28,700
    9,375   Denver City and County Airport System
             (LOC - Lloyds TSB Bank plc)                               0.31        11/15/2025        9,375
    5,910   Gadsden Airport Auth. (LOC - Wells Fargo Bank, N.A.)       0.29         8/01/2024        5,910
   14,000   Houston Airport System Fund (INS)(LIQ)(a)                  0.31        11/01/2011       14,000
                                                                                                ----------
                                                                                                    66,885
                                                                                                ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    6,060   St. Charles Parish (LOC - Capital One, N.A.)               0.66         9/01/2024        6,060
                                                                                                ----------
            APPROPRIATED DEBT (2.6%)
   59,620   Allegheny County (INS)(LIQ)                                0.36        11/01/2039       59,620
   15,075   Charleston County School District (INS)(LIQ)(a)            0.30        12/01/2013       15,075
   26,585   Cleveland Economic & Community Dev.
             (LOC - RBS Citizens, N.A.)                                0.48        12/01/2033       26,585
    9,425   Downtown Renaissance, Inc. (LOC - RBC Bank USA)            0.80         2/01/2025        9,425
   17,500   Emmaus General Auth. (INS)(LIQ)                            0.34        12/01/2028       17,500
    4,600   Pasadena (LOC - Bank of America, N.A.)                     0.30         2/01/2035        4,600
                                                                                                ----------
                                                                                                   132,805
                                                                                                ----------
            ASSET-BACKED FINANCING (0.9%)
   15,000   Minnesota Higher Education Facilities Auth.
             (LOC - U.S. Bank, N.A.)                                   0.30        12/01/2043       15,000
   30,000   North Texas Higher Education Auth., Inc. (LOC -
             Bank of America, N.A.)(LOC - Lloyds TSB Bank plc)         0.30         6/01/2045       30,000
                                                                                                ----------
                                                                                                    45,000
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT (0.2%)
  $ 2,605   Dayton Wheel Concepts, Inc. (LOC - PNC Bank, N.A.)         0.33%        5/01/2024   $    2,605
    5,490   Illinois Finance Auth. (LOC - Federal Home Loan
             Bank of Chicago)                                          0.46         7/01/2040        5,490
                                                                                                ----------
                                                                                                     8,095
                                                                                                ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
   11,175   Franklin IDB (LOC - Fifth Third Bank)                      0.73         4/01/2030       11,175
                                                                                                ----------
            AUTOMOTIVE RETAIL (0.2%)
    5,619   Kenwood Lincoln-Mercury, Inc. (LOC - PNC Bank, N.A.)       0.33         5/01/2015        5,619
    2,880   Kenwood Lincoln-Mercury, Inc. (LOC - PNC Bank, N.A.)       0.33         3/01/2021        2,880
                                                                                                ----------
                                                                                                     8,499
                                                                                                ----------
            BIOTECHNOLOGY (0.2%)
   11,500   Westgate Investment Fund, LLC (LOC - Wells
            Fargo Bank, N.A.)                                          0.29         2/01/2012       11,500
                                                                                                ----------
            BROADCASTING (0.0%)
    2,400   New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)           0.35        10/01/2021        2,400
                                                                                                ----------
            BUILDING PRODUCTS (1.0%)
    4,790   Atchison (LOC - Key Bank, N.A.)                            0.83         1/01/2033        4,790
    4,140   Cornell Iron Works, Inc. (LOC - Bank of America, N.A.)     0.39         4/01/2019        4,140
    3,875   Delaware EDA (LOC - Key Bank, N.A.)                        0.83         4/01/2023        3,875
    1,195   Haas Door Co., Inc. (LOC - PNC Bank, N.A.)                 0.41         6/01/2030        1,195
    5,200   Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)            0.34         4/01/2028        5,200
    7,385   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)           0.33        11/01/2020        7,385
    4,355   Schmitz Ready Mix, Inc. (LOC - Federal Home
             Loan Bank of Chicago)                                     0.31         4/01/2046        4,355
    2,700   Sheridan (LOC - PNC Bank, N.A.)                            0.38         8/01/2020        2,700
    3,750   Tazewell County IDA (LOC - PNC Bank, N.A.)                 0.38         2/01/2017        3,750
   10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)            0.43        12/01/2031       10,000
    2,800   West Des Moines (LOC - Wells Fargo Bank, N.A.)             0.51         4/01/2025        2,800
                                                                                                ----------
                                                                                                    50,190
                                                                                                ----------
            BUILDINGS (0.7%)
   33,000   Miami-Dade County IDA (LOC - Manufacturers &
             Traders Trust Co.)                                        0.34        11/01/2042       33,000
    2,225   Security Partners, LP (LOC - Wells Fargo Bank, N.A.)       0.39         3/15/2012        2,225
                                                                                                ----------
                                                                                                    35,225
                                                                                                ----------
            CASINOS & GAMING (0.7%)
    9,000   Michigan Strategic Fund Ltd. (LOC - Deutsche
             Bank Trust Co.)                                           0.30         3/01/2039        9,000

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
  $27,500   Santa Rosa Rancheria Tachi Yokut Tribe
             (LOC - JPMorgan Chase Bank, N.A.)                         0.30%        9/01/2019   $   27,500
                                                                                                ----------
                                                                                                    36,500
                                                                                                ----------
            COMMERCIAL PRINTING (0.2%)
    3,229   Fairway, LLC (LOC - Federal Home Loan Bank
             of San Francisco)                                         0.58        12/01/2023        3,229
    2,415   John E. Staten Properties, Inc. (LOC - PNC
             Bank, N.A.)                                               0.41        10/01/2021        2,415
    4,050   South Carolina Jobs EDA (LOC - Wells Fargo
             Bank, N.A.)                                               0.46         4/01/2033        4,050
    1,500   Summit County Port Auth. (LOC - Key Bank, N.A.)            0.83         7/01/2023        1,500
                                                                                                ----------
                                                                                                    11,194
                                                                                                ----------
            COMMODITY CHEMICALS (0.0%)
    2,460   BleachTech, LLC (LOC - PNC Bank, N.A.)                     0.33        11/01/2035        2,460
                                                                                                ----------
            COMMUNITY SERVICE (0.4%)
   11,685   Miami-Dade County IDA (LOC - Federal Home Loan
             Bank of Atlanta)                                          0.29         5/01/2028       11,685
    8,995   Toledo Lucas County Port Auth. (LOC - Fifth
             Third Bank)                                               0.72         9/01/2019        8,995
                                                                                                ----------
                                                                                                    20,680
                                                                                                ----------
            COMPUTER STORAGE & PERIPHERALS (0.0%)
    1,950   Alameda County IDA (LOC - Bank of the West)                0.36        12/01/2040        1,950
                                                                                                ----------
            CONSTRUCTION & ENGINEERING (0.4%)
   18,020   Boland Holdings, LLC (LOC - PNC Bank, N.A.)                0.31        12/01/2039       18,020
                                                                                                ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    5,785   M-B Companies, Inc. (LOC - U.S. Bank, N.A.)                0.36         3/01/2048        5,785
                                                                                                ----------
            CONSTRUCTION MATERIALS (0.3%)
    2,645   DiGeronimo Aggregates, LLC (LOC - PNC Bank, N.A.)          0.33         1/01/2015        2,645
    2,415   Lee County IDA (LOC - SunTrust Bank)                       1.43         4/01/2017        2,415
    8,900   Paulding County (LOC - Bayerische Landesbank)              0.51         8/01/2026        8,900
                                                                                                ----------
                                                                                                    13,960
                                                                                                ----------
            DISTILLERS & VINTNERS (0.1%)
    2,600   Kentucky Rural EDA (LOC - PNC Bank, N.A.)                  0.39        10/01/2016        2,600
                                                                                                ----------
            DISTRIBUTORS (0.3%)
   16,520   Bhavnani, LLC (LOC - U.S. Bank, N.A.)                      0.48         5/01/2038       16,520
                                                                                                ----------
            DIVERSIFIED CHEMICALS (0.1%)
    6,500   Port of Port Arthur Navigation District                    0.44         4/01/2033        6,500
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            DIVERSIFIED METALS & MINING (0.1%)
  $ 1,520   Lancaster IDA (LOC - Fulton Bank)                          2.10%        1/01/2015   $    1,520
    1,535   Lancaster IDA (LOC - Fulton Bank)                          2.10         1/01/2027        1,535
                                                                                                ----------
                                                                                                     3,055
                                                                                                ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (3.7%)
    9,010   2880 Stevens Creek, LLC (LOC - Bank of the West)           0.35        11/01/2033        9,010
    8,703   Cornerstone Funding Corp. I (LOC - RBS
             Citizens, N.A.)                                           2.86         8/01/2031        8,703
    3,600   Douglas County Dev. Auth. (LOC - Wells
             Fargo Bank, N.A.)                                         0.29        12/01/2014        3,600
    6,150   Fiore Capital, LLC (LOC - Federal Home Loan
             Bank of Chicago)                                          0.31         8/01/2045        6,150
    7,000   Fiore Capital, LLC (LOC - Federal Home Loan
             Bank of Chicago)                                          0.31         8/01/2045        7,000
    1,600   Houston County IDA (LOC - Wells Fargo Bank, N.A.)          0.39         8/01/2012        1,600
    3,200   Los Lunas (LOC - Wells Fargo Bank, N.A.)                   0.29         2/01/2025        3,200
    3,930   New Plaza Management, LLC (LOC - U.S. Bank, N.A.)          0.33         2/01/2024        3,930
   49,185   New York City Housing Dev. Corp.
             (LOC - Landesbank Hessen-Thuringen)                       0.27         6/01/2039       49,185
   17,540   NPJ Properties, LP (LOC - Manufacturers &
             Traders Trust Co.)                                        0.61         2/01/2027       17,540
   30,605   Paca-Pratt Associates, Inc.
             (LOC - Manufacturers & Traders Trust Co.)                 0.61         1/01/2038       30,605
    2,582   Pinnacle Properties Dev. Group, LLC
             (LOC - PNC Bank, N.A.)                                    0.33         6/15/2041        2,582
    4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)              0.39        12/01/2033        4,900
    1,550   Secor Realty, Inc. (LOC - PNC Bank, N.A.)                  0.33         4/01/2020        1,550
   18,530   SF Tarns, LLC (LOC - Bank of America, N.A.)                0.42        12/01/2025       18,530
    5,200   Stice-Hill Holding, LC (LOC - Hancock Bank
             of Louisiana)                                             0.60        12/01/2023        5,200
   14,495   Stobro Co., LP (LOC - Federal Home Loan
             Bank of Pittsburgh)                                       0.56         1/01/2032       14,495
                                                                                                ----------
                                                                                                   187,780
                                                                                                ----------
            EDUCATION (3.1%)
    8,675   Calvin College (LOC - JPMorgan Chase Bank, N.A.)           0.31        10/01/2037        8,675
    4,317   Chicago (LOC - Fifth Third Bank)                           0.56         4/01/2027        4,317
   11,095   Colorado Educational and Cultural Facilities
             Auth. (LOC - Fifth Third Bank)                            0.42         1/01/2029       11,095
    9,625   Colorado Educational and Cultural Facilities
             Auth. (LOC - Fifth Third Bank)                            0.49         5/15/2038        9,625
    7,385   Lakewood Educational Facilities Auth.
             (LOC - Fifth Third Bank)                                  0.54         8/01/2030        7,385

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
  $ 8,835   Massachusetts Dev. Finance Agency
             (LOC - Sovereign Bank)                                    0.49%        1/01/2037   $    8,835
   16,100   Massachusetts Dev. Finance Agency
             (LOC - RBS Citizens, N.A.)                                0.39         7/01/2043       16,100
   10,000   Massachusetts Dev. Finance Agency
             (LOC - RBS Citizens, N.A.)                                0.52         7/01/2043       10,000
   11,475   Michigan Higher Education Facilities Auth.
             (LOC - Comerica Bank, N.A.)                               0.34         8/01/2026       11,475
    3,815   Minnesota Higher Education Facilities Auth.
             (LOC - U.S. Bank, N.A.)                                   0.27         4/01/2027        3,815
    7,720   Multnomah County (LOC - Key Bank, N.A.)                    0.75        12/01/2029        7,720
    6,725   Oakland County EDC (LOC - Comerica Bank, N.A.)             0.34        12/01/2032        6,725
    5,420   Ohio Higher Education Facility (LOC - Key Bank, N.A.)      0.75         1/01/2018        5,420
   10,565   Ohio Higher Education Facility (LOC - Fifth
             Third Bank)                                               0.80         9/01/2030       10,565
    6,330   Pittsburgh Technical Institute, Inc. (LOC - Wells
             Fargo Bank, N.A.)                                         0.29        10/01/2015        6,330
    4,710   Rhode Island Health and Educational Building
             Corp. (LOC - RBS Citizens, N.A.)                          0.40         4/01/2035        4,710
   16,390   Rhode Island Health and Educational Building
             Corp. (LOC - RBS Citizens, N.A.)                          0.40         4/01/2036       16,390
    3,890   Rockland County IDA (LOC - TD Bank, N.A.)                  0.28         5/01/2034        3,890
    4,000   Univ. of Virginia (LIQ)(a)                                 0.27         6/01/2016        4,000
                                                                                                ----------
                                                                                                   157,072
                                                                                                ----------
            EDUCATION SERVICES (1.8%)
    4,025   Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)            0.33         2/01/2033        4,025
    8,438   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)          1.28         1/01/2025        8,438
    2,655   Educational Management Corp. (LOC - Wells
             Fargo Bank, N.A.)                                         0.39         5/01/2023        2,655
    1,545   Grove City Church of the Nazarene
             (LOC - PNC Bank, N.A.)                                    0.41         2/01/2024        1,545
    3,124   Indian Creek Christian Church, Inc.
             (LOC - Fifth Third Bank)                                  0.62         1/01/2056        3,124
   15,955   Indiana Educational Facilities Auth. (LOC - RBS
             Citizens, N.A.)                                           0.46        10/01/2029       15,955
    4,000   Lexington-Fayette Urban County Government
             (LOC - Fifth Third Bank)                                  0.54         1/01/2033        4,000
    7,475   Loganville Christian Academy, Inc.
             (LOC - Key Bank, N.A.)                                    0.80         6/01/2038        7,475
    2,890   Praise Tabernacle Outreach & Family
             Worship Center (LOC - Comerica Bank, N.A.)                0.31         6/03/2024        2,890
    6,170   Rhode Island EDC (LOC - RBS Citizens, N.A.)                0.54         3/01/2038        6,170

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
  $10,350   Rhode Island Health and Educational Bulding
             Corp. (LOC - RBS Citizens, N.A.)                          0.29%        6/01/2035   $   10,350
    7,460   Roman Catholic Diocese of Charlotte (LOC - Wells
             Fargo Bank, N.A.)                                         0.29         5/01/2014        7,460
    2,435   St. Louis County IDA (LOC - Fifth Third Bank)              0.54         9/01/2038        2,435
    4,520   Summit Country Day School (LOC - U.S. Bank, N.A.)          0.60         2/01/2019        4,520
    3,300   Summit School (LOC - RBS Citizens, N.A.)                   0.85         7/01/2027        3,300
    4,805   Yamhill County (LOC - Bank of America, N.A.)               0.63        10/01/2020        4,805
                                                                                                ----------
                                                                                                    89,147
                                                                                                ----------
            ELECTRIC UTILITIES (7.1%)
   19,500   Appling County Dev. Auth.                                  0.31        12/01/2018       19,500
   61,190   Brazos River Auth. (LOC - Citibank, N.A.)                  0.30        12/01/2036       61,190
   37,300   Garfield County Industrial Auth.                           0.44         1/01/2025       37,300
   13,300   Indiana Dev. Finance Auth.                                 0.61        12/01/2038       13,300
   10,700   Indiana Dev. Finance Auth.                                 0.63        12/01/2038       10,700
    2,430   Jackson County                                             0.40         7/01/2022        2,430
    1,500   Jacksonville                                               0.27         5/01/2029        1,500
   13,500   Louisa County                                              0.36         9/01/2016       13,500
   22,000   Martin County                                              0.29         7/15/2022       22,000
   14,000   Miami-Dade County IDA                                      0.32         2/01/2023       14,000
   10,600   Mississippi Business Finance Corp.                         0.30         7/01/2025       10,600
    9,400   Mississippi Business Finance Corp.                         0.31        12/01/2027        9,400
   13,520   Mississippi Business Finance Corp.                         0.30         5/01/2028       13,520
   18,065   Monroe County Dev. Auth.                                   0.37        12/01/2041       18,065
    2,000   Ohio Air Quality Dev. Auth.                                0.55         9/01/2030        2,000
   20,800   Putnam County IDA                                          0.32         4/01/2032       20,800
   42,500   St. Lucie County                                           0.29         9/01/2028       42,500
   47,290   West Jefferson IDB                                         0.30         6/01/2028       47,290
                                                                                                ----------
                                                                                                   359,595
                                                                                                ----------
            ELECTRIC/GAS UTILITIES (1.3%)
   42,300   Long Island Power Auth. (LOC - WestLB A.G.)                0.26         5/01/2033       42,300
   25,000   Patriots Energy Group (LOC - Wells Fargo Bank, N.A.)       0.34         6/01/2036       25,000
                                                                                                ----------
                                                                                                    67,300
                                                                                                ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    3,105   Seminole County IDA (LOC - PNC Bank, N.A.)                 0.34         4/03/2028        3,105
                                                                                                ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,885   Putnam County IDA (LOC - RBS Citizens, N.A.)               0.51         7/01/2032        2,885
                                                                                                ----------
            FOOD DISTRIBUTORS (0.4%)
    4,425   Alameda County IDA (LOC - Comerica Bank, N.A.)             0.39        12/01/2040        4,425
    2,487   Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)            0.33         6/01/2022        2,487

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
  $ 9,565   Putnam County IDA (LOC - JPMorgan
             Chase Bank, N.A.)                                          0.45%      12/01/2024   $    9,565
    3,375   REG Properties, LLC (LOC - PNC Bank, N.A.)                  0.33        4/01/2035        3,375
                                                                                                ----------
                                                                                                    19,852
                                                                                                ----------
            FOOD RETAIL (0.2%)
    8,630   Saubels Market, Inc. (LOC - Fulton Bank)                    2.10        5/01/2034        8,630
                                                                                                ----------
            FOREST PRODUCTS (0.1%)
      351   Chenango County IDA (LOC - Citizens Bank of
             Pennsylvania)                                              0.89       12/01/2020          351
    5,900   Rex Lumber, LLC (LOC - Federal Home Loan
             Bank of Dallas)                                            0.34        2/01/2022        5,900
                                                                                                ----------
                                                                                                     6,251
                                                                                                ----------
            GAS UTILITIES (0.5%)
   27,165   Summit Utilities, Inc. (LOC - JPMorgan Chase
             Bank, N.A.)                                                0.46        4/01/2038       27,165
                                                                                                ----------
            GENERAL MERCHANDISE STORES (0.3%)
   12,640   Marion EDA (LOC - Key Bank, N.A.)                           0.80        2/01/2035       12,640
                                                                                                ----------
            GENERAL OBLIGATION (4.2%)
    7,500   Bridgeview (LOC - Harris Bank, N.A.)                        0.36       12/01/2038        7,500
   12,365   Covington (LOC - U.S. Bank, N.A.)                           0.60       12/01/2029       12,365
   13,865   Fiddler's Business Improvement District
             (LOC - Key Bank, N.A.)                                     0.70       12/01/2037       13,865
   25,000   Fiddler's Business Improvement District
             (LOC - Key Bank, N.A.)                                     0.67       12/01/2038       25,000
   11,325   Michigan Charter Township of Commerce
             (LOC - Comerica Bank, N.A.)                                0.38       10/01/2018       11,325
   34,945   Michigan Charter Township of Commerce
             (LOC - Federal Home Loan Bank of Boston)                   0.28       10/01/2034       34,945
    9,100   New York City (LOC - JPMorgan Chase Bank, N.A.)             0.24        8/01/2016        9,100
   32,100   New York City (LOC - Bank of America, N.A.)                 0.29        8/01/2034       32,100
   68,760   Southern Ute Indian Tribe(a)                                0.43        1/01/2027       68,760
                                                                                                ----------
                                                                                                   214,960
                                                                                                ----------
            HEALTH CARE EQUIPMENT (0.1%)
    2,595   Rawcar Group, LLC (LOC - PNC Bank, N.A.)                    0.33        4/01/2036        2,595
                                                                                                ----------
            HEALTH CARE FACILITIES (7.0%)
    4,000   Bayfront Regional Dev. Auth. (LOC - PNC Bank, N.A.)         0.29       11/01/2027        4,000
   14,115   Bronson Lifestyle Improvement & Research Center
             (LOC - Fifth Third Bank)                                   0.80        9/01/2030       14,115
    7,160   Capital Markets Access Co., LC (LOC - Comerica
             Bank, N.A.)                                                0.35        7/01/2025        7,160

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
  $ 3,275   Christopher Place Management, LLC (LOC - Fifth
             Third Bank)                                               2.02%        5/01/2030   $    3,275
   10,025   Clinic Investment, LP (LOC - PNC Bank, N.A.)               0.33         6/01/2015       10,025
    1,550   Columbia County Capital Resource Corp.
             (LOC - HSBC Bank USA)                                     0.35         7/01/2015        1,550
    2,760   Columbia County IDA (LOC - HSBC Bank USA)                  0.35         7/01/2027        2,760
    3,235   Community Behavioral Healthcare Cooperative of
             Pennsylvania (LOC - Fulton Bank)                          2.10         9/01/2027        3,235
    3,485   Crozer Keystone Health System (LOC - TD
             Bank, N.A.)                                               0.40        12/15/2021        3,485
    1,675   District of Columbia (LOC - Manufacturers &
             Traders Trust Co.)                                        0.61         7/01/2032        1,675
    4,830   Dunn Nursing Home, Inc. (LOC - Federal Home
             Loan Bank of Atlanta)                                     0.34         2/01/2024        4,830
    5,350   Genoa Medical Dev., LLC (LOC - Fifth Third Bank)           0.62        12/01/2045        5,350
    5,450   Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)           0.33         7/01/2030        5,450
   14,500   Healthcare Network Properties, LLC
             (LOC - PNC Bank, N.A.)                                    0.31         1/01/2029       14,500
   21,620   Healthcare Property Group, LLC (LOC - SunTrust Bank)       1.25        12/01/2030       21,620
    5,540   Heart Property, LLC (LOC - PNC Bank, N.A.)                 0.33         7/01/2026        5,540
    5,545   IHA Capital Dev., LLC (LOC - Fifth Third Bank)             0.62         6/01/2053        5,545
   16,245   Illinois Finance Auth. (LOC - Bank of America, N.A.)       0.29        12/01/2034       16,245
    6,850   Indiana Health and Educational Facility Financing
             Auth. (LOC - Fifth Third Bank)                            0.62         9/01/2036        6,850
    7,710   Jackson 2000, LLC (LOC - Key Bank, N.A.)                   0.80         6/01/2049        7,710
    2,455   Labcon North America (LOC - Bank of the West)              0.36         1/01/2040        2,455
    5,825   Louisiana Public Facilities Auth. (LOC - Capital
             One, N.A.)                                                1.26         7/01/2028        5,825
    5,325   MCE MOB IV, LP (LOC - PNC Bank, N.A.)                      0.31         8/01/2022        5,325
    8,395   Medical Properties Investment Co. - Walker, LLC
             (LOC - Fifth Third Bank)                                  0.62        11/01/2035        8,395
    8,030   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)                0.31         8/01/2030        8,030
    7,240   Medina County (LOC - PNC Bank, N.A.)                       0.31         8/01/2037        7,240
   13,325   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)                0.80        11/01/2035       13,325
   15,635   New Tristate Ventures, LLC (LOC - Fifth Third Bank)        0.62         5/01/2026       15,635
    3,345   Ohio Presbyterian Retirement Services
             (LOC - PNC Bank, N.A.)                                    0.33         7/01/2033        3,345
    5,140   Onondaga County IDA (LOC - HSBC Bank USA)                  0.35         1/01/2023        5,140
   20,410   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)                0.31        12/01/2037       20,410
   20,350   OSS Realty Co. (LOC - Federal Home Loan Bank
             of Pittsburgh)(a)                                         0.35         9/01/2034       20,350
    5,840   PCP Investors, LLC (LOC - Wells Fargo Bank, N.A.)          0.29        12/01/2024        5,840
   21,800   Polk County IDA (LOC - Bank of America, N.A.)              0.52        12/01/2018       21,800

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20  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
  $ 2,300   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                         0.41%        8/01/2037   $    2,300
    7,110   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                         0.41         8/01/2037        7,110
    4,950   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                         0.41         8/01/2037        4,950
    3,200   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                         0.41         8/01/2037        3,200
    4,120   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                         0.41         8/01/2037        4,120
   24,750   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                         0.41         8/01/2037       24,750
    2,725   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                         0.41         8/01/2037        2,725
    1,700   Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                         0.41         8/01/2037        1,700
    9,615   Smith of Georgia, LLC (LOC - Fifth Third Bank)             0.73        12/01/2024        9,615
    2,710   Surgery Center Financing Corp. (LOC - PNC
             Bank, N.A.)                                               0.33         4/01/2020        2,710
    3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)             0.39        12/01/2014        3,400
                                                                                                ----------
                                                                                                   354,615
                                                                                                ----------
            HEALTH CARE SERVICES (0.3%)
    9,390   Central Ohio Medical Textiles (LOC - PNC Bank, N.A.)       0.31         3/01/2023        9,390
    7,750   Kaneville Road Joint Venture (LOC - Federal Home
             Loan Bank of Chicago)                                     0.39        11/01/2032        7,750
                                                                                                ----------
                                                                                                    17,140
                                                                                                ----------
            HEALTH MISCELLANEOUS (0.6%)
   20,275   Everett Clinic P.S. (LOC - Bank of America, N.A.)          0.37         5/01/2027       20,275
    5,250   Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)      0.54         8/01/2023        5,250
    5,695   Mississippi Business Finance Corp. (LOC - Federal
             Home Loan Bank of Dallas)                                 0.29         6/01/2029        5,695
                                                                                                ----------
                                                                                                    31,220
                                                                                                ----------
            HOME FURNISHINGS (0.1%)
    4,295   Caddo Parish IDB (LOC - Capital One, N.A.)                 0.77         7/01/2024        4,295
    1,695   Maryland EDC (LOC - Manufacturers & Traders
             Trust Co.)                                                0.61         8/01/2016        1,695
                                                                                                ----------
                                                                                                     5,990
                                                                                                ----------
            HOME IMPROVEMENT RETAIL (0.4%)
    7,550   Brookhaven, IDA (LOC - Capital One, N.A.)                  0.73         1/01/2025        7,550
   11,750   Savannah EDA (LOC - SunTrust Bank)                         0.96         8/01/2025       11,750
                                                                                                ----------
                                                                                                    19,300
                                                                                                ----------

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            HOSPITAL (6.4%)
  $ 3,130   Albany IDA (LOC - RBS Citizens, N.A.)                      0.96%        5/01/2035   $    3,130
   15,925   Colorado Health Facilities Auth. (LOC - Compass Bank)      0.47         5/15/2020       15,925
    8,590   Colorado Health Facilities Auth. (LOC - Compass Bank)      0.47         5/15/2030        8,590
    3,420   Fayette County (LOC - PNC Bank, N.A.)                      0.31         8/01/2023        3,420
    7,910   Floyd County (LOC - JPMorgan Chase Bank, N.A.)             0.36        12/01/2020        7,910
   40,000   Harris County Health Facilities Dev. Corp.
             (LOC - Compass Bank)                                      0.49        11/15/2047       40,000
   26,650   Illinois Finance Auth. (LOC - RBS Citizens, N.A.)          0.45         4/01/2041       26,650
   44,940   Illinois Health Facilities Auth. (INS)(LIQ)                0.32         9/01/2032       44,940
   10,200   Indiana Health Facility Financing Auth. (LOC - Bank
             of America, N.A.)                                         0.35         1/01/2019       10,200
    3,100   Jacksonville (LOC - Bank of America, N.A.)                 0.28         8/15/2033        3,100
   20,650   Johnson City Health and Educational Facilities
             Board (LOC - U.S. Bank, N.A.)                             0.35         7/01/2033       20,650
   19,500   Johnson City Health and Educational Facilities
             Board (LOC - Mizuho Corporate Bank, Ltd.)                 0.37         7/01/2033       19,500
   21,350   Kentucky Economic Dev. Finance Auth. (INS)(LIQ)            0.32         8/01/2018       21,350
   20,000   Massachusetts Health and Educational Facilities
             Auth. (LOC - JPMorgan Chase Bank, N.A.)                   0.23        10/01/2049       20,000
   21,000   Michigan Hospital Finance Auth. (INS)(LIQ)                 0.32         6/01/2022       21,000
    5,425   Missouri Health and Educational Facilities Auth.
             (LOC - KBC Bank, N.V.)                                    0.32         8/01/2029        5,425
   17,000   Oklahoma Dev. Finance Auth. (LOC - Bank of
             America, N.A.)                                            0.31        12/01/2038       17,000
    6,523   Pinellas County Health Facilities Auth.
             (LOC - SunTrust Bank)                                     0.75         7/01/2034        6,523
    7,750   Sweetwater County (LOC - Key Bank, N.A.)                   0.39         9/01/2037        7,750
   19,585   Sweetwater County (LOC - Key Bank, N.A.)                   0.49         9/01/2037       19,585
                                                                                                ----------
                                                                                                   322,648
                                                                                                ----------
            HOTELS, RESORTS, & CRUISE LINES (0.7%)
    2,645   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)               0.32        12/01/2028        2,645
   14,115   Forward Corp. (LOC - Fifth Third Bank)                     0.62        12/01/2030       14,115
   20,900   San Antonio Empowerment Zone Dev. Corp.
             (LOC - U.S. Bank, N.A.)                                   0.42        10/01/2035       20,900
                                                                                                ----------
                                                                                                    37,660
                                                                                                ----------
            HOUSEHOLD APPLIANCES (0.3%)
   12,650   Mississippi Business Finance Corp. (LOC - Wells
             Fargo Bank, N.A.)                                         0.33         6/01/2015       12,650
                                                                                                ----------
            INDUSTRIAL GASES (0.4%)
   19,000   Port Arthur Navigation District                            1.67         4/01/2037       19,000
                                                                                                ----------

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22  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.5%)
  $ 6,015   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)           0.33%        5/01/2021   $    6,015
    4,666   Allegheny County IDA (LOC - PNC Bank, N.A.)                0.31        11/01/2027        4,666
    3,130   Boone County (LOC - Fifth Third Bank)                      0.69         7/01/2026        3,130
    2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)                       0.38         3/01/2029        2,075
    2,385   Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)      0.69         3/01/2023        2,385
    3,270   Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)          0.33        11/01/2012        3,270
    2,725   Trumbull County (LOC - Key Bank, N.A.)                     0.83         4/01/2017        2,725
                                                                                                ----------
                                                                                                    24,266
                                                                                                ----------
            INTEGRATED OIL & GAS (0.9%)
   20,000   Calhoun County Navigation IDA                              0.34         1/01/2024       20,000
   10,000   Port of Port Arthur Navigation District                    0.32         4/01/2027       10,000
   10,700   Valdez Marine Terminal                                     0.26         7/01/2037       10,700
    2,800   Valdez Marine Terminal                                     0.26         7/01/2037        2,800
                                                                                                ----------
                                                                                                    43,500
                                                                                                ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   11,255   South Central Communications Corp. (LOC - Fifth
             Third Bank)                                               0.62         4/01/2018       11,255
                                                                                                ----------
            LEISURE FACILITIES (1.7%)
    5,900   Cattail Creek Country Club, Inc.
             (LOC - Manufacturers & Traders Trust Co.)                 0.61         3/01/2031        5,900
    3,500   Healthtrack Sports & Wellness, LP (LOC - JPMorgan
             Chase Bank, N.A.)                                         0.39         2/15/2027        3,500
   75,000   Twins Ballpark, LLC (INS)(LIQ)(LIQ)(a)                     0.38        10/01/2034       75,000
                                                                                                ----------
                                                                                                    84,400
                                                                                                ----------
            LEISURE PRODUCTS (0.4%)
    8,920   Fun Entertainment, LLC (LOC - Wells Fargo
             Bank, N.A.)                                               0.29         1/01/2025        8,920
    5,500   Monroe County IDB (LOC - SunTrust Bank)                    0.96         1/01/2021        5,500
    2,920   Rhode Island Industrial Facilities Corp.
             (LOC - RBS Citizens, N.A.)                                0.44         2/01/2021        2,920
    5,310   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)              0.63         6/01/2033        5,310
                                                                                                ----------
                                                                                                    22,650
                                                                                                ----------
            LIFE & HEALTH INSURANCE (0.2%)
    9,580   Lavonne Johnson Life Insurance Trust
             (LOC - Compass Bank)                                      0.85         5/01/2030        9,580
    1,850   Ronald Ray Irrevocable Life Insurance Trust
             (LOC - Federal Home Loan Bank of Atlanta)                 0.34         8/01/2022        1,850
                                                                                                ----------
                                                                                                    11,430
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
            MARINE (0.1%)
  $ 6,730   Washington Economic Dev. Finance Auth.
             (LOC - Key Bank, N.A.)                                    1.11%        3/01/2037   $    6,730
                                                                                                ----------
            MISCELLANEOUS (0.2%)
   12,000   Michigan Municipal Bond Auth. (LOC - Fifth
             Third Bank)                                               0.62        11/01/2037       12,000
                                                                                                ----------
            MULTIFAMILY HOUSING (2.0%)
    8,400   Alabama Housing Finance Auth. (LOC - U.S.
             Bank, N.A.)                                               0.30         4/01/2037        8,400
   12,500   Independence Place Fort Campbell Patriots,
             LLC (LOC - Bank of America, N.A.)                         0.44         1/01/2040       12,500
    5,000   New York Housing Finance Agency
             (LOC - Landesbank Baden-Wurttemberg)                      0.31        11/01/2041        5,000
    3,500   Provence, LLC (LOC - Bank of America, N.A.)                0.50         9/01/2037        3,500
    4,590   South Carolina Housing Finance & Dev. Auth.
             (LOC - SunTrust Bank)                                     0.96        12/01/2033        4,590
   66,405   Washington Housing Finance Commission
             (LOC - HSH Nordbank A.G.)                                 1.23         3/01/2036       66,405
                                                                                                ----------
                                                                                                   100,395
                                                                                                ----------
            NURSING/CCRC (3.5%)
    4,800   Bucks County IDA (LOC - Citizens Bank of
             Pennsylvania)                                             0.38         1/01/2037        4,800
    3,390   Colorado Health Facilities Auth.
             (LOC - Sovereign Bank)                                    0.56         8/01/2030        3,390
    2,740   Colorado Health Facilities Auth.
             (LOC - Compass Bank)                                      0.51         8/15/2034        2,740
    8,890   Delaware County Auth. (LOC - Citizens Bank of
             Pennsylvania)                                             0.32         4/01/2030        8,890
    2,890   Erie County IDA (LOC - Sovereign Bank)                     0.36        11/15/2036        2,890
    4,305   Escambia County Health Facilities Auth.
             (LOC - TD Bank, N.A.)                                     0.25        11/15/2015        4,305
   11,500   Escambia County Health Facilities Auth.
             (LOC - TD Bank, N.A.)                                     0.25        11/15/2029       11,500
   11,300   Illinois Finance Auth. (LOC - Sovereign Bank)              0.53        11/01/2040       11,300
    2,970   Indiana Finance Auth. (LOC - Federal Home Loan
             Bank of Indianapolis)                                     0.69         7/01/2029        2,970
   13,045   Langhorne Manor Higher Education & Health Auth.
             (LOC - Citizens Bank of Pennsylvania)                     0.33        10/01/2032       13,045
   22,085   Langhorne Manor Higher Education & Health
             Auth. (LOC - Citizens Bank of Pennsylvania)               0.33        10/01/2032       22,085
    1,200   Lynchburg Redevelopment & Housing Auth.
             (LOC - Manufacturers & Traders Trust Co.)                 0.61        12/01/2034        1,200

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24  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
  $10,500   Massachusetts Dev. Finance Agency
             (LOC - Sovereign Bank)                                    0.52%        1/01/2035   $   10,500
    6,000   Massachusetts Dev. Finance Agency
             (LOC - Sovereign Bank)                                    0.52         6/01/2037        6,000
   31,535   Moon IDA (LOC - Bank of Scotland)                          0.28         7/01/2038       31,535
    9,480   Multnomah County (LOC - Bank of Scotland)                  0.83        10/01/2047        9,480
   16,305   Nassau County IDA (LOC - Bank of America, N.A.)            0.42         1/01/2028       16,305
    6,000   New York Dormitory Auth. (LOC - KBC Bank, N.V.)            0.29         7/01/2029        6,000
    1,330   Roanoke County EDA (LOC - Branch
             Banking & Trust Co.)                                      1.26        10/01/2028        1,330
    8,765   Schenectady County IDA (LOC - RBS Citizens, N.A.)          0.85         2/01/2037        8,765
                                                                                                ----------
                                                                                                   179,030
                                                                                                ----------
            OIL & GAS REFINING & MARKETING (0.6%)
   14,350   Delaware EDA                                               0.30         8/01/2029       14,350
   15,750   Pennsylvania EDA (LOC - JPMorgan Chase
             Bank, N.A.)                                               0.33        10/01/2034       15,750
                                                                                                ----------
                                                                                                    30,100
                                                                                                ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   20,000   St James Parish (LOC - JPMorgan Chase Bank, N.A.)          0.29         7/01/2040       20,000
                                                                                                ----------
            PACKAGED FOODS & MEAT (0.8%)
    4,240   Brewster Dairy, Inc. (LOC - BMO Bank of Montreal)          0.33         4/03/2023        4,240
    4,835   Greeneville IDB (LOC - BNP Paribas)                        0.32         5/01/2013        4,835
   13,825   Indianapolis Recovery Zone Facility (LOC - Fifth
             Third Bank)                                               0.54        12/01/2030       13,825
    2,965   Lancaster IDA (LOC - Fulton Bank)                          2.10         6/01/2027        2,965
    2,545   Laurel County (LOC - Fifth Third Bank)                     0.70         3/01/2015        2,545
    5,320   Laurel County (LOC - Wells Fargo Bank, N.A.)               0.29         5/01/2033        5,320
    6,460   St. Tammany Parish (LOC - Federal Home Loan
             Bank of Dallas)                                           0.31         7/01/2022        6,460
                                                                                                ----------
                                                                                                    40,190
                                                                                                ----------
            PAPER PACKAGING (0.0%)
    1,950   Washington Finance EDA (LOC - Wells
             Fargo Bank, N.A.)                                         0.39         4/01/2033        1,950
                                                                                                ----------
            PAPER PRODUCTS (0.3%)
   11,100   Fayette County (LOC - Bank of America, N.A.)               0.47         5/01/2018       11,100
    5,600   Willacoochee Dev. Auth. (LOC - Federal Home
             Loan Bank of Atlanta)                                     0.39         5/01/2021        5,600
                                                                                                ----------
                                                                                                    16,700
                                                                                                ----------
            PERSONAL PRODUCTS (0.0%)
    2,310   Suffolk County IDA (LOC - Citibank, N.A.)                  0.58        12/01/2019        2,310
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
             PUBLISHING (0.1%)
  $ 6,490    New York Dormitory Auth. (LOC - Landesbank
              Hessen-Thuringen)                                        0.30%        7/01/2023   $    6,490
                                                                                                ----------
             REAL ESTATE OPERATING COMPANIES (9.2%)
   12,970    411 Seventh Avenue Associates, LP (LOC - PNC
              Bank, N.A.)                                              0.33         1/01/2027       12,970
    4,515    Beaver Creek Enterprises, Inc. (LOC - PNC
              Bank, N.A.)                                              0.33         3/02/2020        4,515
    3,210    Cain Capital Investments, LLC (LOC - Federal
              Home Loan Bank of Cincinnati)                            0.36        10/01/2046        3,210
    2,030    Chicago (LOC - Bank of America, N.A.)                     0.33         3/01/2039        2,030
    8,750    Cobb County Housing Auth. (LOC - Federal Home
              Loan Bank of Atlanta)                                    0.32        10/01/2035        8,750
    6,165    Congress Commons, LLC (LOC - Federal Home
              Loan Bank of Chicago)                                    0.36        12/01/2050        6,165
   28,710    DeKalb County Housing Auth. (LIQ)
              (LOC - Citigroup, Inc.)(a)                               0.41        11/07/2012       28,710
    9,380    Donegal Crossing Associates, LLC (LOC - Federal
              Home Loan Bank of Pittsburgh)                            0.44         8/15/2027        9,380
    7,190    East Hempfield IDA (LOC - Fulton Bank)                    1.90        10/15/2026        7,190
   16,240    Fairway Park Properties, LLC (LOC - PNC Bank, N.A.)       0.33        10/15/2026       16,240
   18,390    Florida Housing Finance Corp. (LOC - Key Bank, N.A.)      1.10         6/15/2036       18,390
    6,470    Forsyth County (LOC - Fifth Third Bank)                   0.58         1/01/2037        6,470
    3,175    Fountains Apartments, LLC (LOC - Fifth Third Bank)        0.81         9/01/2036        3,175
    1,750    Fulton County Housing Auth. (LOC - Federal
              Home Loan Bank of Atlanta)                               0.35         2/01/2041        1,750
    8,350    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)             0.62        12/01/2023        8,350
    8,930    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)             0.62        12/01/2044        8,930
    2,355    Hickory Creek Apartments, LLC (LOC - Fifth
              Third Bank)                                              0.81         9/01/2036        2,355
    5,425    Illinois Housing Dev. Auth. (LOC - Bank of
              America, N.A.)                                           0.42         1/01/2034        5,425
    2,365    Islip IDA (LOC - Citibank, N.A.)                          0.58        11/01/2020        2,365
   58,860    Maryland EDC (LOC - Bank of America, N.A.)
              (LOC - U.S. Bank, N.A.)                                  0.35         7/01/2040       58,860
   39,000    Massachusetts Dev. Finance Agency
              (LOC - Bayerische Landesbank)                            0.33        12/01/2040       39,000
    5,885    MB & B Holdings, LLC (LOC - Harris Bank, N.A.)            0.78         7/31/2034        5,885
    4,000    Michigan Equity Group (LOC - Fifth Third Bank)            0.62        12/01/2034        4,000
    3,772    MRN, LP (LOC - U.S. Bank, N.A.)                           0.33        12/01/2033        3,772
   10,000    Nashville and Davidson County Health and
              Educational Facilities Board (LOC - Fifth Third Bank)    0.78         9/01/2036       10,000
   15,200    Net Magan, LLC (LOC - Wells Fargo Bank, N.A.)             0.29         4/01/2026       15,200

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
  $ 8,600    New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)                      0.34%       12/01/2036   $    8,600
   10,000    New York City Housing Dev. Corp. (LOC - RBS
              Citizens, N.A.)                                          0.30         3/01/2048       10,000
   43,175    New York City Housing Dev. Corp. (LOC - RBS
              Citizens, N.A.)                                          0.30         3/01/2048       43,175
    5,385    Orange County Housing Finance Auth.
              (LOC - Compass Bank)                                     0.72         1/15/2040        5,385
    8,370    Orange County Housing Finance Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                0.32         8/15/2042        8,370
    7,730    Orange County Housing Finance Auth.
              (LOC - Federal Home Loan Bank of Atlanta)                0.32         8/15/2042        7,730
    3,100    Pennsylvania Economic Dev. Financing Auth.
              (LOC - PNC Bank, N.A.)                                   0.31         4/01/2035        3,100
    2,760    Richfield Technology Associates, LLC
              (LOC - U.S. Bank, N.A.)                                  0.33         4/01/2020        2,760
   18,965    Salem Green, LLP (LOC - Wells Fargo Bank, N.A.)           0.40        12/01/2035       18,965
    9,100    Shepherd Capital, LLC (LOC - Federal Home
              Loan Bank of Indianapolis)                               0.39        11/01/2052        9,100
   21,100    South Carolina Jobs EDA (LOC - SunTrust Bank)             0.96        12/01/2035       21,100
    7,285    Sugar Creek Finance Co., LLC (LOC - PNC
              Bank, N.A.)                                              0.33         6/01/2042        7,285
    3,565    Syracuse IDA (LOC - Key Bank, N.A.)                       0.83        10/01/2039        3,565
    6,681    TKBF, LLC (LOC - Fifth Third Bank)                        0.62         3/01/2108        6,681
      500    Wake County Housing Auth. (LOC - SunTrust Bank)           0.96        12/01/2033          500
   15,925    Willow Interests, LLC (LOC - Fifth Third Bank)            0.73         4/01/2025       15,925
                                                                                                ----------
                                                                                                   465,328
                                                                                                ----------
             REAL ESTATE SERVICES (0.3%)
   15,000    District of Columbia (LOC - SunTrust Bank)                0.96         4/01/2024       15,000
                                                                                                ----------
             REAL ESTATE TAX/FEE (0.1%)
    5,600    Jasper, Morgan, Newton, & Walton County
              (LOC - Bank of America, N.A.)                            0.30        12/01/2020        5,600
                                                                                                ----------
             REGIONAL BANKS (0.1%)
    3,000    Cobb County IDA (LOC - Federal Home Loan
              Bank of Atlanta)                                         0.34         2/01/2030        3,000
                                                                                                ----------
             REITs - DIVERSIFIED (0.1%)
    6,780    New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                      0.33         5/01/2042        6,780
                                                                                                ----------
             RESEARCH & CONSULTING SERVICES (0.6%)
   28,615    Fuller Road Management Corp. (LOC - Key Bank, N.A.)       0.92         7/01/2037       28,615
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
             SALES TAX (0.1%)
  $ 5,600    Arista Metropolitan District (LOC - Compass Bank)         1.00%       12/01/2030   $    5,600
                                                                                                ----------
             SINGLE FAMILY HOUSING (0.5%)
    3,975    Montgomery County (NBGA)(NBGA)                            0.31         7/01/2039        3,975
   10,440    Vermont Housing Finance Agency (INS)(LIQ)                 0.43        11/01/2035       10,440
   12,945    Vermont Housing Finance Agency (INS)(LIQ)                 0.43        11/01/2036       12,945
                                                                                                ----------
                                                                                                    27,360
                                                                                                ----------
             SOFT DRINKS (0.2%)
    4,500    Blackfoot IDC (LOC - Key Bank, N.A.)                      0.83        11/01/2027        4,500
    3,350    Mississippi Business Finance Corp.
              (LOC - JPMorgan Chase Bank, N.A.)                        0.31        10/01/2033        3,350
                                                                                                ----------
                                                                                                     7,850
                                                                                                ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.8%)
    8,405    Denver Urban Renewal Auth. (LOC - Compass Bank)           0.90         9/01/2017        8,405
    2,425    Lake Oswego Redevelopment Agency (LOC - Wells
              Fargo Bank, N.A.)                                        0.39         6/01/2020        2,425
   13,445    Sheridan Redevelopment Agency (LOC - JPMorgan
              Chase Bank, N.A.)                                        0.70        12/01/2029       13,445
   14,320    Timber Ridge Affordable Housing Corp.
              (LOC - U.S. Bank, N.A.)                                  0.27        12/01/2032       14,320
                                                                                                ----------
                                                                                                    38,595
                                                                                                ----------
             SPECIALIZED CONSUMER SERVICES (0.4%)
   10,200    American Self Storage Corp. (LOC - Fifth Third Bank)      0.62         5/01/2046       10,200
    6,395    Chicago Enterprise Zone (LOC - RBS Citizens, N.A.)        0.69        12/01/2032        6,395
    5,032    Cornerstone Funding Corp. I (LOC - PNC Bank, N.A.)        1.23         9/01/2025        5,032
                                                                                                ----------
                                                                                                    21,627
                                                                                                ----------
             SPECIALIZED FINANCE (0.3%)
   15,060    Driftwood Landing Corp. (LOC - PNC Bank, N.A.)            0.33         2/01/2022       15,060
                                                                                                ----------
             SPECIALTY STORES (0.8%)
   29,100    Bass Pro Rossford Development Co., LLC (LOC - Fifth
              Third Bank)                                              0.73        11/01/2027       29,100
    5,520    D&H Enterprises of Ohio, LLC (LOC - PNC
              Bank, N.A.)                                              0.33        12/01/2025        5,520
    1,655    Flowerland Garden Centers of Cleveland, Inc.
              (LOC - Fifth Third Bank)                                 0.73         8/01/2026        1,655
    5,025    Spencer Co., Inc. (LOC - Federal Home Loan
              Bank of Atlanta)                                         0.56         2/01/2021        5,025
                                                                                                ----------
                                                                                                    41,300
                                                                                                ----------

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON OR                       VALUE
(000)       SECURITY                                               DISCOUNT RATE    MATURITY         (000)
----------------------------------------------------------------------------------------------------------
             STEEL (0.7%)
  $ 7,145    Klein Steel Services, Inc. (LOC - Manufacturers &
              Traders Trust Co.)                                       0.61%        8/01/2025   $    7,145
    3,030    Metaltec Steel Abrasive Co. (LOC - Comerica
              Bank, N.A.)                                              0.40        11/01/2034        3,030
    2,500    Mississippi Business Finance Corp. (LOC - Federal
              Home Loan Bank of Dallas)                                0.35         7/01/2020        2,500
   25,000    St James Parish                                           0.33        11/01/2040       25,000
                                                                                                ----------
                                                                                                    37,675
                                                                                                ----------
             TEXTILES (0.0%)
    1,650    South Carolina Jobs EDA (LOC - PNC Bank, N.A.)            0.38         5/01/2014        1,650
                                                                                                ----------
             TOLL ROADS (0.7%)
    8,530    MTA of New York (INS)(LIQ)                                0.34        11/01/2029        8,530
   25,635    Texas Turnpike Auth. (INS)(LIQ)(a)                        0.31         1/01/2012       25,635
                                                                                                ----------
                                                                                                    34,165
                                                                                                ----------
             TRUCKING (0.2%)
    9,605    Dayton Freight Lines, Inc. (LOC - Fifth Third Bank)       0.62        12/01/2045        9,605
                                                                                                ----------
             WATER UTILITIES (0.3%)
   12,780    Collier County IDA (LOC - SunTrust Bank)                  0.96        10/01/2035       12,780
                                                                                                ----------
             WATER/SEWER UTILITY (0.9%)
    4,022    Hesperia Public Financing Auth. (LOC - Bank of
              America, N.A.)                                           0.52         6/01/2026        4,022
   36,400    Irvine Ranch Water District (LOC - Landesbank
              Baden-Wurttemberg)                                       0.30         7/01/2035       36,400
    7,320    Olivenhain Municipal Water District (LOC - Bank of
              America, N.A.)                                           0.44         6/01/2022        7,320
                                                                                                ----------
                                                                                                    47,742
                                                                                                ----------
             Total Variable-Rate Demand Notes (cost: $4,015,746)                                 4,015,746
                                                                                                ----------
             ADJUSTABLE-RATE NOTES (0.8%)

             ELECTRIC/GAS UTILITIES (0.8%)
   40,000    South Carolina Public Service Auth. (cost: $40,000)       0.51         7/15/2011       40,000
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $4,993,554)                                               $4,993,554
                                                                                                ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                INPUTS           INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments                          $-            $  211,257              $-      $  211,257
  Commercial Paper                                 -               678,801               -         678,801
  Put Bonds                                        -                47,750               -          47,750
  Variable-Rate Demand Notes                       -             4,015,746               -       4,015,746

Bonds:
  Adjustable-Rate Notes                            -                40,000               -          40,000
----------------------------------------------------------------------------------------------------------
Total                                             $-            $4,993,554              $-      $4,993,554
----------------------------------------------------------------------------------------------------------

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at January 31, 2011, for federal income tax purposes, was approximately the same as reported in the financial satements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ABS    Asset-Backed Financing

   EDA    Economic Development Authority

   EDC    Economic Development Corp.

   IDA    Industrial Development Authority/Agency

   IDB    Industrial Development Board

   IDC    Industrial Development Corp.

   MTA    Metropolitan Transportation Authority

   REIT   Real Estate Investment Trust

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

   Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

   (INS) Principal and interest payments are insured by Assured Guaranty Corp., Assured Guaranty Municipal Corp. or Berkshire Hathaway Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A. Citigroup, Inc., JPMorgan Chase Bank, N.A., PNC Bank, N.A., TD Bank, N.A., U.S. Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Federal Home Loan Mortgage Corp. or Fannie Mae.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

       by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)                        $4,993,554
  Cash                                                                                            17,784
  Receivables:
    Capital shares sold                                                                           21,452
    USAA Investment Management Company (Note 4C)                                                     194
    Interest                                                                                       2,401
    Securities sold                                                                               62,401
                                                                                              ----------
      Total assets                                                                             5,097,786
                                                                                              ----------
LIABILITIES
  Payables:
    Capital shares redeemed                                                                       17,195
    Dividends on capital shares                                                                       52
  Accrued management fees                                                                          1,046
  Accrued transfer agent's fees                                                                      454
  Other accrued expenses and payables                                                                327
                                                                                              ----------
      Total liabilities                                                                           19,074
                                                                                              ----------
        Net assets applicable to capital shares outstanding                                   $5,078,712
                                                                                              ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                             $5,079,184
  Overdistribution of net investment income                                                         (477)
  Accumulated net realized gain on investments                                                         5
                                                                                              ----------
        Net assets applicable to capital shares outstanding                                   $5,078,712
                                                                                              ==========
  Capital shares outstanding, unlimited number of
    shares authorized, no par value                                                            5,079,180
                                                                                              ==========
  Net asset value, redemption price, and offering price per share                             $     1.00
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                                                $12,013
                                                                                                 -------
EXPENSES
  Management fees                                                                                  6,312
  Administration and servicing fees                                                                2,630
  Transfer agent's fees                                                                            7,338
  Custody and accounting fees                                                                        316
  Postage                                                                                            303
  Shareholder reporting fees                                                                         123
  Trustees' fees                                                                                       5
  Registration fees                                                                                   50
  Professional fees                                                                                  144
  Other                                                                                               53
                                                                                                 -------
    Total expenses                                                                                17,274
  Expenses reimbursed                                                                             (5,624)
                                                                                                 -------
    Net expenses                                                                                  11,650
                                                                                                 -------
NET INVESTMENT INCOME                                                                                363
                                                                                                 -------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                                                    8
                                                                                                 -------
  Increase in net assets resulting from operations                                               $   371
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010
--------------------------------------------------------------------------------

                                                                                 1/31/2011     7/31/2010
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                        $       363   $     9,644
  Net realized gain on investments                                                       8             3
                                                                               -------------------------
    Increase in net assets resulting from operations                                   371         9,647
                                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                               (842)       (9,668)
                                                                               -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                      1,908,751     4,175,212
  Reinvested dividends                                                                 834         9,561
  Cost of shares redeemed                                                       (2,147,568)   (4,979,879)
                                                                               -------------------------
    Decrease in net assets from capital
      share transactions                                                          (237,983)     (795,106)
                                                                               -------------------------
  Net decrease in net assets                                                      (238,454)     (795,127)

NET ASSETS
  Beginning of period                                                            5,317,166     6,112,293
                                                                               -------------------------
  End of period                                                                $ 5,078,712   $ 5,317,166
                                                                               =========================
Overdistribution of net investment income:
  End of period                                                                $      (477)  $        (1)
                                                                               =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                                    1,908,751     4,175,212
  Shares issued for dividends reinvested                                               834         9,561
  Shares redeemed                                                               (2,147,568)   (4,979,879)
                                                                               -------------------------
    Decrease in shares outstanding                                                (237,983)     (795,106)
                                                                               =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
      (NAV) approved by the Trust's Board of Trustees.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $9,000, which represents 11.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the six-month period ended January 31, 2011, the Fund incurred management fees, paid or payable to the Manager, of $6,312,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,630,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

   compliance and legal services for the benefit of the Fund. The Trust's
   Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $85,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended January 31, 2011, the Fund incurred reimbursable expenses of $5,624,000, of which $194,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $7,338,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2011, USAA and its affiliates owned 4,000 shares which represents less than (0.1%) of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                        YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------
                                   2011          2010          2009          2008          2007          2006
                             --------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                             --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .00(a)        .00(a)        .02           .04           .05           .04
  Net realized and
    unrealized gain(a)              .00           .00           .00           .00           .00(b)        .00
                             --------------------------------------------------------------------------------
Total from investment
  operations                        .00(a)        .00(a)        .02           .04           .05           .04
                             --------------------------------------------------------------------------------
Less distributions from:
  Net investment income             .00(a)        .00(a)       (.02)         (.04)         (.05)         (.04)
                             --------------------------------------------------------------------------------
Net asset value at
  end of period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                             ================================================================================
Total return (%)*                   .02           .16(e)       1.86          3.70          4.91(b)       3.99
Net assets at end
  of period (000)            $5,078,712    $5,317,166    $6,112,293    $5,833,182    $5,062,461    $4,393,245
Ratios to average
  net assets:**
  Expenses (%)(d)                   .44(c)        .56(e)        .63           .57           .58           .58
  Expenses, excluding
    reimbursements (%)(d)           .66(c)        .62(e)          -             -             -             -
  Net investment income (%)         .01(c)        .17          1.83          3.60          4.81          3.98

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were
    $5,214,140,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(e) During the period ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING               ENDING              DURING PERIOD*
                                       ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2010 -
                                       AUGUST 1, 2010        JANUARY 31, 2011       JANUARY 31, 2011
                                      --------------------------------------------------------------
Actual                                   $1,000.00               $1,000.20               $2.22

Hypothetical
 (5% return before expenses)              1,000.00                1,022.99                2.24

* Expenses are equal to the Fund's annualized expense ratio of 0.44%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.02% for the six-month period of August 1, 2010, through January 31, 2011.

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23428-0311                                (C)2011, USAA. All rights reserved.




   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    March 25, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    March 28, 2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    March 28, 2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.